Net Loss Per Share - Summary of the Basic and Diluted Net Loss Per Share Computations for our Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Net loss attributed to WeWork Inc.	$ (802,400)		$ (941,263)		$ (3,723,600)		$ (1,988,961)		$ (3,129,358)	$ (3,264,738)	$ (1,610,792)
Net loss attributable to Class A and Class B Common Stockholders	$ (802,400)	[1]	$ (941,263)	[1]	$ (3,723,600)	[1]	$ (1,988,961)	[1]	$ (3,129,358)	$ (3,264,738)	$ (1,610,792)
Weighted-average shares - Basic	176,708,911,000		170,715,288,000		174,750,082,000		170,699,512,000		170,275,761	168,436,109	163,148,918
Weighted-average shares - Diluted	176,708,911,000		170,715,288,000		174,750,082,000		170,699,512,000		170,275,761	168,436,109	163,148,918
Basic	$ (4.54)		$ (5.51)		$ (21.31)		$ (11.65)		$ (18.38)	$ (19.38)	$ (9.87)
Diluted	$ (4.54)		$ (5.51)		$ (21.31)		$ (11.65)		$ (18.38)	$ (19.38)	$ (9.87)

[1]	The three and nine months ended September 30, 2021 are comprised of only Class A Common Shares as noted above